Consolidated Statements of Comprehensive Loss (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Related party revenues	$ 814,087	$ 2,854,869	$ 2,092,575
Interest income on shareholder loans	$ 6,841	$ 10,137	$ 7,357
Diluted net loss per ordinary share (in Dollars per share)	$ (5.34)	$ (0.40)	$ (0.32)